Summary of Significant Accounting Policies (Details) - Schedule of basic net loss per share (Parentheticals) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2023 $ / shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares
Schedule Of Basic Net Loss Per Share Abstract
Net loss attributable to UTime Limited, diluted | ¥	¥ (87,616)		¥ (38,833)	¥ (16,267)
Weighted average shares outstanding, diluted | shares	11,229,985		8,164,771	4,517,793
Diluted | (per share)	¥ (7.80)	$ (1.14)	¥ (4.76)	¥ (3.68)